Group information	12 Months Ended
Dec. 31, 2025
Disclosure Of Group Information [Abstract]
Group information
1.
Group information

Immatics N.V., together with its German subsidiary Immatics Biotechnologies GmbH (“Immatics GmbH”) and its U.S. subsidiary, Immatics US, Inc. (“Immatics” or the “Group”), is a biotechnology company that is primarily engaged in the research and development of PRAME-directed immunotherapies that harness the power of T cells for the treatment of cancer patients.

Immatics N.V. is registered with the commercial register at the Netherlands Chamber of Commerce under RSIN 861058926 with a corporate seat in Amsterdam and is located at Paul-Ehrlich Str. 15 in 72076 Tübingen, Germany.

The Group manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development of PRAME-directed immunotherapies that harness the power of T cells for the treatment of cancer. The Chief Executive Officer is the chief operating decision maker who regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.

These annual consolidated financial statements of the Group for the year ended December 31, 2025 were authorized for issue by the Board on March 5, 2026.